UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


 Read instructions at end of Form before preparing Form. Please print or type.

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1.     Name and address of issuer:

       The Brinson Funds
       209 South LaSalle Street
       Chicago, IL  60604-1295
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2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                                  [   ]

       Brinson Global Fund - Class I, N and SwissKey Shares
       Brinson Global Equity Fund - Class I, N and SwissKey Shares Brinson Global Bond Fund - Class I, N and SwissKey Shares Brinson Non-U.S. Equity Fund - Class I, N and SwissKey Shares Brinson U.S. Balanced Fund - Class I, N and SwissKey Shares Brinson U.S. Equity Fund - Class I, N and SwissKey Shares Brinson U.S. Large Capitalization Equity Fund - Class I, N and
         SwissKey Shares
       Brinson U.S. Bond Fund - Class I, N and SwissKey Shares
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 3.    Investment Company Act File Number:  811-6637

       Securities Act File Number:  33-47287
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 4(a). Last day of fiscal year for which this form is filed:

       6/30/98
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 4(b). [   ] Check box if this Form is being filed late (i.e., more  than
             90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c). [   ] Check box if this is the last time the issuer will be filing this Form.

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 5. Calculation of registration fee:

    (i) Aggregate sale price of securities
        sold during the fiscal year
        pursuant to section 24(f):                       $ 1,274,772,799
                                                         ----------------

   (ii) Aggregate price of securities
        redeemed or repurchased during
        the fiscal year:                 $ 1,090,536,705
                                         ---------------

  (iii) Aggregate price of securities
        redeemed or repurchased during any
        prior fiscal year ending no
        earlier than October 11, 1995
        that were not previously used
        to reduce registration fees payable
        to the Commission:               $      0
                                         ---------------

   (iv) Total available redemption credits
        [add Items 5(ii) and  5(iii)]:
                                                         $ 1,090,536,705
                                                         ---------------

    (v) Net  sales - if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5
        (iv) from Item 5(i)]:                            $   184,236,094
                                                         ----------------







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 | (vi) Redemption credits available for                 |
 |      use in future years - if                         |
 |      Item  5(i)  is  less  than  Item                 |
 |      5(iv) [subtract Item 5(iv) from                  |
 |      Item 5(i)]:                      (      0     )  |
 |                                       --------------- |
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  (vii) Multiplier for determining registration
        fee (See Instruction C.9):
                                                          x      .000295
                                                          -----------------

 (viii) Registration fee due [multiply Item
        5(v) by Item 5(vii)]
        (enter "0" if no fee is due):                     =   $ 54,349.65
                                                          =================

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 6.    Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
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 7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                        +$        0
                                                        ------------------
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 8.   Total  of  the  amount of the registration fee  due  plus  any interest due [line 5(viii) plus line 7]:

                                                        =$      54,349.65
                                                        ==================
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 9.    Date the registration fee and any interest payment was sent to the Commission's lockbox depository: September 15, 1998.


         Method of Delivery:

                [ X ]  Wire Transfer
                [   ]  Mail or other means
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                                SIGNATURES


 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


 By (Signature and Title)*   /s/ Lloyd Lipsett
                             ---------------------------------------
                             Lloyd  Lipsett, as Attorney - in - Fact
                                             for The Brinson Funds

 Date  September 15, 1998
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*Please print the name and title of the signing officer below the signature.
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